Commitments and Contingencies (Details) (USD $)	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Year ending December 31, 2014	$ 721,000
Year ending December 31, 2015	751,000
Year ending December 31, 2016	119,000
Total future noncancelable minimum lease payments	$ 1,591,000